29 Borrowings (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Jan. 28, 2021 USD ($) shares	Dec. 31, 2020 ARS ($)	Sep. 28, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Disclosure of detailed information about borrowings [line items]
Fair values of noncurrent borrowings			$ 6,778.7		$ 10,818.4
Equivalent			6,584.0		4,356.0
Outstanding value			$ 8,404.0		$ 13,418.0	$ 17,311.0
Nominal value percentage	100.00%
Description of sale and repurchase of shares	At a price of 100% of the nominal value thereof, plus any accrued and unpaid interest at the settlement date. Additionally, such article states that the aforementioned offer shall be made within 30 days following the occurrence of the change of control, indicating the specific repurchase date, which shall take place between 30 and 60 days after the date on which the notice of offer due to change of control has been sent.
Class 9 [member] | Fixed rate par note [member] | USD
Disclosure of detailed information about borrowings [line items]
Repurchased of notes	$ 38.8
Nominal shares | shares		114,000
Equivalent		$ 9.6
Corporate notes [member] | USD
Disclosure of detailed information about borrowings [line items]
Nominal value				$ 78.1
Equivalent				5,952.2
Outstanding value				$ 98.2